Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Derivatives
Schedule of notional amount and fair value of the derivatives

	Group
	2017			2016
	Notional			Notional
	amount	Assets	Liabilities	amount	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Exchange rate contracts
Spot, forwards and futures	12	165	171	15	420	365
Currency swaps	3	76	75	4	238	279
Options purchased	1	44	—	1	55	—
Options written	1	—	44	1	—	55

Interest rate contracts
Interest rate swaps	179	1,987	2,868	91	3,026	3,918
Options purchased	6	43	—	4	72	—
Options written	6	—	20	4	—	37
Futures and forwards	—	—	—	5	—	—

Equity and commodity contracts	—	—	—	1	93	—

		2,315	3,178		3,904	4,654

Amounts above include:

Due from/to intermediate holding company		1,703	2,951		2,929	4,294
Due from/to fellow subsidiaries		6	15		—	—

	Bank
	2017			2016
	Notional			Notional
	amount	Assets	Liabilities	amount	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Exchange rate contracts
Spot, forwards and futures	11	162	166	13	371	343
Currency swaps	3	74	74	3	151	151
Options purchased	1	44	—	1	55	—
Options written	1	—	44	1	—	55

Interest rate contracts
Interest rate swaps	170	1,954	2,813	45	2,433	3,352
Options purchased	6	43	—	4	72	—
Options written	6	—	20	4	—	37

		2,277	3,117		3,082	3,938

Amounts above include:

Due from/to intermediate holding company		1,697	2,908		2,167	3,604